Income Taxes	12 Months Ended
Apr. 30, 2026
Income Taxes [Abstract]
Income taxes

Note 12 – Income taxes

The Company is domiciled in Japan and is subject to Japanese national and local income taxes, inhabitant tax and enterprise tax. Following the January 20, 2026 acquisition of PML, the consolidated group is also subject to income taxes in foreign jurisdictions in which its subsidiaries operate, including Cyprus, Germany, Switzerland and the United States. The April 30, 2024 and 2025 comparative information reflects the parent company before the Acquisition.

Effective May 1, 2025, the Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on a prospective basis. The adoption did not affect the Company’s financial position or results of operations but expands the annual income tax disclosures, principally the income tax rate reconciliation and income taxes paid by jurisdiction.

Income (loss) before income taxes

The components of loss before income taxes are as follows:

For the years ended April 30,	2024	2025	2026	2026
	JPY	JPY	JPY	USD
Domestic (Japan)	(336,339,168)	(256,696,946)	(2,422,369,760)	(15,462,593)
Foreign	-	-	(319,862,071	(2,041,759)
Total loss before income taxes	(336,339,168)	(256,696,946)	(2,742,231,831)	(17,504,352)

Provision for income taxes

The significant components of the provision for income taxes are as follows:

For the years ended April 30,	2024	2025	2026	2026
	JPY	JPY	JPY	USD
Current income tax expense (benefit)	-	-	-	-
Deferred income tax expense (benefit)	(188,496)	-	-	-
Total provision for income taxes	(188,496)	-	-	-

Income tax rate reconciliation

For FY2026, the Company uses the Japanese national statutory income tax rate applicable to the parent company, its jurisdiction of domicile, as the starting point for the reconciliation. The rate reconciliation is presented using the categories required by ASU 2023-09.

Year ended April 30, 2026	JPY	%	USD
Tax at Japanese statutory income tax rate	(948,537,990)	34.6%	(6,054,755)
State and local income tax, net of national income tax effect	-	-	-
Foreign tax effects	43,461,618	(1.6)%	277,426
Effect of changes in tax laws or rates	-	-	-
Effect of cross-border tax laws	-	-	-
Tax credits	-	-	-
Changes in valuation allowances	187,858,423	(6.9)%	1,199,147
Nontaxable or nondeductible items – acquisition-related expense	699,430,848	(25.5)%	4,464,642
Outside-basis / related-company share basis difference	-	-	-
Other nontaxable or nondeductible items	745,830	0.0%	4,761
Other	17,041,271	(0.6)%	108,779
Effective income tax rate / provision	-	-	-

The comparative FY2024 and FY2025 rate reconciliations, prior to adoption of ASU 2023-09, were as follows:

Year ended April 30,	2024	2025
Japanese statutory income tax rate	34.6%	34.6%
Deferred IPO costs	11.8%	—
Non-taxable income	1.0%	—
Valuation allowance	(45.9)%	(33.4)%
Share-based compensation	(0.2)%	—
Non-deductible compensation	—	—
Others	(1.2)%	(1.2)%
Effective tax rate	0.1%	0.0%

Deferred tax assets and liabilities

Deferred tax assets and liabilities are recognized for temporary differences and tax loss carryforwards and are measured using enacted tax rates expected to apply when the related amounts are recovered or settled. The April 30, 2025 comparative amounts below reflect the parent company.

As of April 30,	2025	2026	2026
	JPY	JPY	USD
Japan tax loss carryforwards	438,955,724	565,712,853	3,611,087
Other Japan temporary differences	29,932,840	35,177,137	224,544
Foreign tax loss carryforwards	-	144,895,706	924,906
Foreign / other deferred tax assets	-	55,260,105	352,739
Gross deferred tax assets	468,888,564	801,045,801	5,113,276
Valuation allowance	(466,899,408)	(784,807,452)	(5,009,623)
Deferred tax assets, net	1,989,156	16,238,349	103,653
Parent / other deferred tax liabilities	(1,989,156)	(3,854,002)	(24,601)
Foreign / other deferred tax liabilities	-	(12,384,347)	(79,052)
Deferred tax liabilities	(1,989,156)	(16,238,349)	(103,653)
Net deferred tax asset (liability)	-	-	-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences become deductible and tax loss carryforwards are available.

Income taxes paid

Income taxes paid, net of refunds received, are presented by jurisdiction below.

Year ended April 30, 2026	JPY	USD
Japan – national income taxes	-	-
Japan – local income taxes	-	-
Cyprus	-	-
Germany	89,560	572
Switzerland	-	-
United States	-	-
Other foreign jurisdictions	-	-
Total income taxes paid, net of refunds	89,560	572

Uncertain tax positions

The Company recognizes the financial statement effects of a tax position when it is more likely than not that the position will be sustained upon examination. Interest and penalties related to uncertain tax positions are recognized in income tax expense.

(b) Consumption tax

Consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales and expenses in the statements of operations. The Company is subject to the applicable Japanese consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions. For qualifying overseas sales, the Company is exempt from Japanese consumption tax. Qualified input consumption tax paid to suppliers may be deducted against output consumption tax on domestic sales. Excess input consumption tax refundable from the tax authorities is presented as a non-income tax receivable when applicable.